Quarterly Holdings Report
for
Fidelity® Women's Leadership Fund
January 31, 2025
WLF-NPRT3-0425
1.9893109.105
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
Macquarie Group Ltd	9,992	1,478,142
BELGIUM - 1.3%
Health Care - 1.3%
Pharmaceuticals - 1.3%
UCB SA	9,975	1,947,506
CANADA - 0.8%
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Aritzia Inc Subordinate Voting Shares (a)	24,804	1,192,968
CHINA - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	7,389	1,540,976
FRANCE - 0.5%
Consumer Staples - 0.5%
Food Products - 0.5%
Danone SA	11,028	772,456
GERMANY - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Merck KGaA	7,192	1,085,651
IRELAND - 2.2%
Information Technology - 2.2%
IT Services - 2.2%
Accenture PLC Class A	8,939	3,441,068
ITALY - 0.7%
Industrials - 0.7%
Electrical Equipment - 0.7%
Prysmian SpA	16,628	1,161,607
NORWAY - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Equinor ASA	23,836	574,061
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Starling Bank Ltd Class D (a)(b)(c)	34,700	117,456
UNITED STATES - 89.6%
Communication Services - 8.0%
Entertainment - 3.1%
Netflix Inc (a)	1,294	1,263,927
Walt Disney Co/The	30,880	3,491,293
		4,755,220
Interactive Media & Services - 4.9%
Alphabet Inc Class A	17,881	3,648,083
Alphabet Inc Class C	15,277	3,140,951
Pinterest Inc Class A (a)	26,489	873,077
		7,662,111
TOTAL COMMUNICATION SERVICES		12,417,331

Consumer Discretionary - 12.4%
Broadline Retail - 4.9%
Amazon.com Inc (a)	28,030	6,662,170
Etsy Inc (a)	16,691	916,503
		7,578,673
Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill Inc (a)	23,223	1,355,062
Starbucks Corp	8,587	924,648
		2,279,710
Household Durables - 1.2%
Taylor Morrison Home Corp (a)	29,710	1,915,107
Specialty Retail - 3.7%
Gap Inc/The	17,859	429,866
Lowe's Cos Inc	3,067	797,543
Ulta Beauty Inc (a)	3,839	1,582,244
Williams-Sonoma Inc	13,665	2,888,371
		5,698,024
Textiles, Apparel & Luxury Goods - 1.1%
NIKE Inc Class B	6,246	480,317
Tapestry Inc	16,738	1,220,870
		1,701,187
TOTAL CONSUMER DISCRETIONARY		19,172,701

Consumer Staples - 3.3%
Beverages - 0.9%
Coca-Cola Co/The	22,656	1,438,203
Consumer Staples Distribution & Retail - 0.7%
Maplebear Inc (a)	22,629	1,092,528
Household Products - 0.8%
Clorox Co/The	7,794	1,236,752
Personal Care Products - 0.9%
elf Beauty Inc (a)	3,965	396,143
Estee Lauder Cos Inc/The Class A	11,829	986,894
		1,383,037
TOTAL CONSUMER STAPLES		5,150,520

Energy - 2.9%
Energy Equipment & Services - 1.2%
Baker Hughes Co Class A	39,345	1,816,952
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp (a)	28,844	1,076,458
Eqt Corp	19,051	973,887
Occidental Petroleum Corp	14,120	658,698
		2,709,043
TOTAL ENERGY		4,525,995

Financials - 12.5%
Banks - 5.4%
Bank of America Corp	40,694	1,884,132
Citigroup Inc	23,069	1,878,509
Huntington Bancshares Inc/OH	61,822	1,063,338
JPMorgan Chase & Co	10,416	2,784,198
US Bancorp	16,404	783,783
		8,393,960
Capital Markets - 1.0%
Nasdaq Inc	18,951	1,560,425
Financial Services - 2.7%
Fidelity National Information Services Inc	14,313	1,166,080
Mastercard Inc Class A	3,241	1,800,149
WEX Inc (a)	6,741	1,239,602
		4,205,831
Insurance - 3.4%
Hartford Financial Services Group Inc/The	13,348	1,488,969
Marsh & McLennan Cos Inc	5,962	1,293,039
Progressive Corp/The	9,995	2,463,168
		5,245,176
TOTAL FINANCIALS		19,405,392

Health Care - 10.5%
Biotechnology - 2.0%
Alnylam Pharmaceuticals Inc (a)	4,681	1,270,002
Exact Sciences Corp (a)	12,234	685,716
Gilead Sciences Inc	11,550	1,122,660
		3,078,378
Health Care Equipment & Supplies - 3.4%
Cooper Cos Inc/The (a)	14,048	1,356,334
Hologic Inc (a)	30,357	2,189,955
Insulet Corp (a)	6,340	1,764,929
		5,311,218
Health Care Providers & Services - 1.3%
Cigna Group/The	6,868	2,020,634
Pharmaceuticals - 3.8%
Eli Lilly & Co	3,085	2,502,182
GSK PLC ADR	32,898	1,160,312
Merck & Co Inc	12,896	1,274,383
Zoetis Inc Class A	5,070	866,463
		5,803,340
TOTAL HEALTH CARE		16,213,570

Industrials - 9.8%
Air Freight & Logistics - 0.6%
United Parcel Service Inc Class B	8,533	974,725
Commercial Services & Supplies - 0.5%
MillerKnoll Inc	8,471	190,089
Veralto Corp	5,132	530,598
		720,687
Electrical Equipment - 3.3%
Eaton Corp PLC	4,444	1,450,699
GE Vernova Inc	5,202	1,939,722
nVent Electric PLC	11,078	721,067
Regal Rexnord Corp	5,949	944,285
		5,055,773
Ground Transportation - 0.3%
ArcBest Corp	4,503	430,531
Machinery - 3.4%
Deere & Co	3,274	1,560,257
Federal Signal Corp	11,403	1,121,029
Otis Worldwide Corp	10,119	965,555
Parker-Hannifin Corp	2,372	1,677,123
		5,323,964
Professional Services - 1.7%
Leidos Holdings Inc	8,774	1,246,172
Science Applications International Corp	7,629	826,068
UL Solutions Inc Class A	10,873	586,163
		2,658,403
TOTAL INDUSTRIALS		15,164,083

Information Technology - 25.4%
Communications Equipment - 1.9%
Arista Networks Inc	26,080	3,005,198
Electronic Equipment, Instruments & Components - 1.7%
CDW Corp/DE	8,448	1,682,335
Insight Enterprises Inc (a)	5,668	979,147
		2,661,482
Semiconductors & Semiconductor Equipment - 6.0%
First Solar Inc (a)	7,628	1,277,843
Marvell Technology Inc	14,316	1,615,704
Micron Technology Inc	37,356	3,408,361
NVIDIA Corp	20,051	2,407,524
Universal Display Corp	4,362	653,950
		9,363,382
Software - 10.9%
Adobe Inc (a)	4,050	1,771,673
Gen Digital Inc	53,215	1,432,016
HubSpot Inc (a)	3,473	2,707,308
Microsoft Corp	17,316	7,187,179
PagerDuty Inc (a)	23,600	437,071
Salesforce Inc	9,177	3,135,781
		16,671,028
Technology Hardware, Storage & Peripherals - 4.9%
Apple Inc	28,769	6,789,484
Dell Technologies Inc Class C	7,170	742,812
		7,532,296
TOTAL INFORMATION TECHNOLOGY		39,233,386

Materials - 2.3%
Chemicals - 1.1%
Cabot Corp	10,363	896,089
Eastman Chemical Co	8,049	802,083
		1,698,172
Containers & Packaging - 0.8%
Ball Corp	21,162	1,178,723
Metals & Mining - 0.4%
ATI Inc (a)	11,955	682,511
TOTAL MATERIALS		3,559,406

Real Estate - 1.7%
Health Care REITs - 1.1%
Ventas Inc	27,568	1,665,659
Specialized REITs - 0.6%
Public Storage Operating Co	3,161	943,494
TOTAL REAL ESTATE		2,609,153

Utilities - 0.8%
Electric Utilities - 0.8%
NextEra Energy Inc	18,010	1,288,795
TOTAL UNITED STATES		138,740,332
TOTAL COMMON STOCKS (Cost $109,046,014)		152,052,223

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Somatus Inc Series E (a)(b)(c) (Cost $350,799)	402	472,000

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $3,848,311)	4.37	3,847,541	3,848,311

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $113,245,124)	156,372,534
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(1,475,360)
NET ASSETS - 100.0%	154,897,174

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $589,456 or 0.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus Inc Series E	1/31/22	350,799

Starling Bank Ltd Class D	6/18/21 - 4/05/22	68,001

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,195,228	25,636,823	22,983,741	73,061	1	-	3,848,311	3,847,541	0.0%
Total	1,195,228	25,636,823	22,983,741	73,061	1	-	3,848,311	3,847,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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